Restructuring and Other Items - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,412,000	$ 4,500,000
Lease termination and exit costs	500,000
Resource rationalizations	3,900,000
1st Quarter 2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring charges		100,000
2012 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Lease termination and exit costs		1,200,000
Resource rationalizations		$ 3,400,000